UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund:  BlackRock Multi-Sector Income Trust (BIT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, 0.47%, 2/25/36 (a)	USD	6,775	$5,958,064
Adirondack Park CLO Ltd., Series 2013-1A (a)(b):
Class D, 3.90%, 4/15/24 (c)		3,250	3,082,168
Class E, 4.90%, 4/15/24		2,000	1,756,912
ALM Loan Funding, Series 2013-7RA (a)(b):
Class C, 3.71%, 4/24/24 (c)		4,000	3,810,005
Class D, 5.26%, 4/24/24		1,000	920,108
ALM V Ltd., Series 2012-5A, Class C, 4.73%, 2/13/23 (a)(b)(c)		4,000	4,003,795
ALM XIV Ltd., Series 2014-14A, Class C, 3.71%, 7/28/26 (a)(b)(c)		3,610	3,358,812
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (b)		2,000	2,069,970
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 3.98%, 5/10/25 (a)(b)(c)		1,000	943,542
Apidos CLO XII, Series 2013-12A, Class D, 3.30%, 4/15/25 (a)(b)(c)		1,000	917,669
Atrium X, Series 10A (a)(b):
Class D, 3.75%, 7/16/25 (c)		1,000	944,844
Class E, 4.75%, 7/16/25		2,000	1,741,383
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.75%, 7/15/24 (a)(b)(c)		1,750	1,625,406
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.75%, 10/15/23 (a)(b)		2,750	2,704,021
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class D, 3.81%, 10/20/26 (a)(b)(c)		2,750	2,534,801
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.30%, 4/17/25 (a)(b)(c)		1,250	1,136,914
C-BASS Trust, Series 2006-CB7, Class A4, 0.33%, 10/25/36 (a)		9,903	6,878,995
Carlyle Global Market Strategies CLO Ltd., Class D (a)(b):
Series 2012-4A, 4.76%, 1/20/25 (c)		2,350	2,343,457
Series 2013-2A, 4.01%, 4/18/25 (c)		1,250	1,196,909
Carrington Mortgage Loan Trust, Series 2006-FRE2 (a):
Class A2, 0.29%, 10/25/36		7,069	4,198,591
Class A5, 0.25%, 10/25/36		7,496	4,431,663
Central Park CLO Ltd., Series 2011-1A, Class D, 3.46%, 7/23/22 (a)(b)(c)		2,250	2,223,016
Asset-Backed Securities		Par (000)	Value
CIFC Funding Ltd. (a)(b):
Series 2012-1AR, Class B1R, 4.38%, 8/14/24 (c)	USD	2,000	$1,955,763
Series 2013-2A, Class B1L, 3.86%, 4/21/25 (c)		1,000	938,691
Series 2014-3A, Class D, 3.66%, 7/22/26		480	441,730
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 0.65%, 9/25/35 (a)		4,800	4,512,547
Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.34%, 3/25/37 (a)		4,970	4,680,206
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		3,755	3,832,740
ECP CLO Ltd., Series 2013-5A, Class C, 3.76%, 1/20/25 (a)(b)(c)		2,500	2,328,543
Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.33%, 11/25/36 (a)		13,140	7,626,701
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.76%, 10/25/24 (a)(b)(c)		1,375	1,371,265
Fremont Home Loan Trust, Class 2A3 (a):
Series 2006-A, 0.33%, 5/25/36		27,414	15,748,918
Series 2006-D, 0.32%, 11/25/36		25,344	12,078,971
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.56%, 4/25/25 (a)(b)		1,250	1,170,182
GSAMP Trust (a):
Series 2005-AHL2, Class A2C, 0.41%, 12/25/35		6,099	5,537,917
Series 2006-FM2, Class A2C, 0.32%, 9/25/36		12,839	5,939,866
Series 2007-FM2, Class A2B, 0.26%, 1/25/37		9,362	5,642,750
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.75%, 4/15/25 (a)(b)(c)		2,000	1,869,431
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.34%, 4/25/37 (a)		15,675	10,215,789
ING IM CLO Ltd., Series 2013-2A, Class C, 3.76%, 4/25/25 (a)(b)(c)		1,000	942,805
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.23%, 11/05/24 (a)(b)(c)		2,550	2,460,996
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.75%, 7/15/26 (a)(b)		1,335	1,244,618

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)		Value
Lehman XS Trust, Series 2007-1, Class 2A1, 5.51%, 2/25/37 (a)	USD	9,771		$9,002,546
Madison Park Funding Ltd. (a):
Series 2012-10A, Class D, 4.51%, 1/20/25 (b)(c)		1,000		989,002
Series 2012-8X, Class E, 5.61%, 4/22/22		3,000		2,905,681
Mastr Asset-Backed Securities Trust (a):
Series 2006-HE2, Class A3, 0.32%, 6/25/36		13,102		7,201,856
Series 2006-WMC2, Class A5, 0.42%, 4/25/36		9,585		4,503,890
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.32%, 11/25/36 (a)		16,193		8,556,168
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.25%, 1/15/24 (a)(b)(c)		1,000		968,855
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.61%, 7/17/25 (a)(b)(c)		2,250		2,049,909
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 3.88%, 11/14/26 (a)(b)		1,000		935,900
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.23%, 11/20/23 (a)(b)(c)		3,000		2,915,364
OneMain Financial Issuance Trust 2015-1, Series 2015-1A, Class D, 6.81%, 3/18/26 (b)(d)		5,075		5,074,391
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.46%, 7/22/25 (a)(b)(c)		1,250		1,145,265
OZLM Funding Ltd., Series 2012-2A, Class C, 4.58%, 10/30/23 (a)(b)(c)		2,000		1,964,244
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.24%, 12/15/22 (a)(b)		1,500		1,514,209
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (e)		4,825		3,119,278
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.57%, 9/25/47 (a)		5,000		3,495,405
Scholar Funding Trust, Series 2013-A, Class R, 0.00% (f)		—	(g)	4,104,450
Symphony CLO XV Ltd., Series 2014-15A, Class D, 3.95%, 10/17/26 (a)(b)		3,500		3,294,550
Asset-Backed Securities		Par (000)		Value
Tyron Park CLO Ltd., Series 2013-1A (a)(b):
Class C, 3.75%, 7/15/25 (c)	USD	1,250		$1,177,309
Class D, 4.65%, 7/15/25		1,000		861,685
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.41%, 5/25/47 (a)		11,451		7,472,132

				222,573,563
Total Asset-Backed Securities — 29.7%				222,573,563

Corporate Bonds
Airlines — 5.1%
Air Canada Pass-Through Trust, Series 2013-1 (b)(c):
Class B, 5.38%, 11/15/22		3,139		3,248,651
Class C, 6.63%, 5/15/18		761		780,329
American Airlines Pass-Through Trust (c):
Series 2013-1, Class C, 6.13%, 7/15/18 (b)		1,500		1,552,500
Series 2013-2, Class A, 4.95%, 7/15/24		2,290		2,467,043
Series 2013-2, Class B, 5.60%, 1/15/22 (b)		2,665		2,741,689
Series 2013-2, Class C, 6.00%, 1/15/17 (b)		2,800		2,842,000
Continental Airlines Pass-Through Trust (c):
Series 2003-ERJ1, 7.88%, 1/02/20		6,184		6,524,527
Series 2007-1, Class B, 6.90%, 10/19/23		3,451		3,709,790
Series 2012-1, Class B, 6.25%, 10/11/21		488		513,181
Series 2012-3, Class C, 6.13%, 4/29/18		678		711,900
Delta Air Lines Pass-Through Trust, Class B (c):
Series 2007-1, 8.02%, 2/10/24		2,346		2,717,875
Series 2012-1, 6.88%, 5/07/19 (b)		4,084		4,532,758
United Airlines Pass-Through Trust, Series 2014-2, Class B, 4.63%, 3/03/24 (c)		2,750		2,736,250

2	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Airlines (concluded)
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23 (c)	USD	3,066	$3,150,702

			38,229,195
Auto Components — 1.2%
Dana Holding Corp., 6.75%, 2/15/21 (c)		1,257	1,335,562
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (c):
3.50%, 3/15/17		170	169,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (c)
4.88%, 3/15/19		2,898	2,948,715
6.00%, 8/01/20		2,174	2,274,221
5.88%, 2/01/22		1,334	1,364,015
Schaeffler Finance BV, 4.75%, 5/15/21 (b)(c)		1,045	1,052,838

			9,144,501
Automobiles — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19 (c)		1,212	1,274,115
General Motors Co. (c):
3.50%, 10/02/18		2,669	2,735,725
6.25%, 10/02/43		2,194	2,732,131

			6,741,971
Banks — 2.4%
CIT Group, Inc., 5.25%, 3/15/18 (c)		9,558	9,916,425
Fifth Third Bancorp, 5.10% (a)(c)(h)		5,000	4,637,500
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (b)		5,000	3,036,700

			17,590,625
Building Products — 0.8%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)(c)		375	378,750
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)(c)		1,100	1,108,250
Building Materials Corp. of America, 6.75%, 5/01/21 (b)(c)		3,125	3,343,750
Cemex SAB de CV, 5.88%, 3/25/19 (b)(c)		200	201,400
USG Corp., 9.75%, 1/15/18 (c)		572	656,370

			5,688,520
Capital Markets — 0.8%
AE-Rotor Holding BV, 4.97%, 3/28/18		2,500	2,540,555
Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
American Capital Ltd., 6.50%, 9/15/18 (b)(c)	USD	700	$730,625
Credit Suisse Group AG, 7.50% (a)(b)(c)(h)		2,851	2,994,217

			6,265,397
Chemicals — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		246	265,373
Commercial Services & Supplies — 1.8%
ARAMARK Corp., 5.75%, 3/15/20 (c)		672	698,880
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(c)		5,000	5,625,000
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)(c)		207	185,265
United Rentals North America, Inc. (c):
8.25%, 2/01/21		4,204	4,545,575
7.63%, 4/15/22		2,440	2,683,512

			13,738,232
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc., 8.88%, 1/01/20 (b)(c)		942	1,024,425
Avaya, Inc., 7.00%, 4/01/19 (b)(c)		691	671,134
Zayo Group LLC/Zayo Capital, Inc., 10.13%, 7/01/20 (c)		3,257	3,655,982

			5,351,541
Construction & Engineering — 0.3%
Alam Synergy Property Ltd., 6.95%, 3/27/20		2,000	1,865,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)(c)		183	179,226
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)(c)		290	282,112

			2,326,338
Construction Materials — 1.3%
HD Supply, Inc. (c):
11.00%, 4/15/20		2,900	3,306,000
7.50%, 7/15/20		6,388	6,691,430

			9,997,430
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (c)		652	682,253

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Consumer Services — 0.1%
APX Group, Inc., 6.38%, 12/01/19 (c)	USD	289	$275,273
Laureate Education, Inc., 9.75%, 9/01/19 (b)(c)		464	470,960

			746,233
Diversified Financial Services — 3.6%
Aircastle Ltd., 6.25%, 12/01/19 (c)		2,624	2,833,920
Ally Financial, Inc., 8.00%, 11/01/31 (c)		9,315	12,027,994
DPL, Inc., 6.50%, 10/15/16 (c)		112	117,600
General Motors Financial Co., Inc. (c):
3.25%, 5/15/18		235	238,525
4.25%, 5/15/23		326	339,040
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (b)(c)		2,290	2,358,629
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(c)		845	794,300
Reynolds Group Issuer, Inc. (c):
9.88%, 8/15/19		3,278	3,482,875
5.75%, 10/15/20		4,941	5,052,172

			27,245,055
Diversified Telecommunication Services — 3.0%
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (c)		834	877,577
Cequel Communications Escrow 1 LLC/Cequel Capital Corp., 6.38%, 9/15/20 (b)(c)		662	688,480
Consolidated Communications, Inc., 10.88%, 6/01/20 (c)		1,264	1,425,160
Level 3 Communications, Inc., 8.88%, 6/01/19 (c)		1,234	1,304,955
Level 3 Financing, Inc., 8.13%, 7/01/19 (c)		7,722	8,194,972
Verizon Communications, Inc., 6.55%, 9/15/43 (c)		6,500	8,780,460
Windstream Corp. (c):
7.75%, 10/15/20		450	466,875
6.38%, 8/01/23		555	511,294

			22,249,773
Electric Utilities — 0.7%
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		5,000	5,012,500
Energy Equipment & Services — 0.8%
MEG Energy Corp., 6.50%, 3/15/21 (b)(c)		3,586	3,245,330
Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Peabody Energy Corp. (c):
6.00%, 11/15/18	USD	176	$141,240
6.25%, 11/15/21		3,625	2,718,750

			6,105,320
Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21 (c)		506	528,770
Food Products — 0.2%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		1,200	1,286,280
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)(c)		307	315,442

			1,601,722
Health Care Equipment & Supplies — 1.2%
Biomet, Inc. (c):
6.50%, 8/01/20		5,795	6,178,919
6.50%, 10/01/20		2,904	3,070,109

			9,249,028
Health Care Providers & Services — 4.1%
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (c)		3,548	3,768,419
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24 (c)		2,500	2,569,500
HCA, Inc. (c):
6.50%, 2/15/20		7,143	8,035,875
5.88%, 3/15/22		124	138,260
4.75%, 5/01/23		161	168,648
Hologic, Inc., 6.25%, 8/01/20 (c)		3,216	3,356,700
Tenet Healthcare Corp. (c):
6.25%, 11/01/18		6,087	6,612,004
6.00%, 10/01/20		1,150	1,244,875
8.13%, 4/01/22		4,137	4,664,467

			30,558,748
Hotels, Restaurants & Leisure — 2.9%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (b)(c)		2,773	2,731,405
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	3,320	4,800,564
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		2,594	3,985,841
Series M, 7.40%, 3/28/24		6,400	9,832,577

			21,350,387

4	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Household Durables — 0.9%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)(c)	USD	2,750	$2,818,750
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)(c)		750	761,250
Standard Pacific Corp., 8.38%, 1/15/21 (c)		2,000	2,250,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)(c)		357	336,473
Tri Pointe Holdings, Inc. (b)(c):
4.38%, 6/15/19		415	395,287
5.88%, 6/15/24		280	269,500

			6,831,260
Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp. (c):
6.00%, 1/15/22 (b)		254	272,415
5.38%, 1/15/23		4,000	4,040,000
5.88%, 1/15/24 (b)		240	255,600
NRG Energy, Inc., 7.63%, 1/15/18 (c)		2,735	2,984,569
NRG REMA LLC, Series C, 9.68%, 7/02/26 (c)		1,750	1,855,000

			9,407,584
Insurance — 1.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)(c)		680	683,400
American International Group, Inc., 8.18%, 5/15/68 (a)(c)		4,500	6,165,000
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)(c)		1,400	1,491,000
Prudential Financial, Inc., 5.63%, 6/15/43 (a)(c)		6,000	6,240,000

			14,579,400
Internet Software & Services — 0.0%
Equinix, Inc., 4.88%, 4/01/20 (c)		144	146,880
IT Services — 1.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(c)		702	754,650
Epicor Software Corp., 8.63%, 5/01/19 (c)		425	445,188
First Data Corp. (b)(c):
7.38%, 6/15/19		5,071	5,318,211
6.75%, 11/01/20		3,111	3,328,770
SunGard Data Systems, Inc., 6.63%, 11/01/19 (c)		1,126	1,131,630

			10,978,449

Corporate Bonds		Par (000)	Value
Media — 7.2%
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	USD	3,000	$3,313,800
Cablevision Systems Corp., 5.88%, 9/15/22 (c)		700	712,250
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b)(c):
5.25%, 2/15/22		3,117	3,226,095
5.63%, 2/15/24		94	98,230
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23 (c)		7,029	6,888,420
Clear Channel Worldwide Holdings, Inc. (c):
7.63%, 3/15/20		5,274	5,564,070
6.50%, 11/15/22		2,573	2,653,406
Columbus International, Inc., 7.38%, 3/30/21 (b)(c)		1,560	1,604,850
DISH DBS Corp., 5.13%, 5/01/20 (c)		5,500	5,596,250
Gannett Co., Inc., 6.38%, 10/15/23 (c)		1,400	1,491,000
Gray Television, Inc., 7.50%, 10/01/20 (c)		891	915,503
iHeartCommunications, Inc., 9.00%, 12/15/19 (c)		700	682,500
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)(c)		1,000	998,750
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		1,250	1,310,937
5.50%, 8/01/23		2,241	2,212,987
Intelsat Luxembourg SA, 6.75%, 6/01/18 (c)		3,000	3,052,500
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)(c)		199	212,433
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)(c)		250	253,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)(c)		629	651,015
Numericable Group SA, 6.00%, 5/15/22 (b)(c)		3,000	3,068,700
Radio One, Inc., 9.25%, 2/15/20 (b)(c)		685	629,344
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)(c)		630	668,588
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)(c)		994	969,150

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)(c)	USD	5,287	$5,485,262
Virgin Media Finance PLC, 6.38%, 4/15/23 (b)(c)		805	857,325
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)(c)		980	1,041,250

			54,157,740
Metals & Mining — 1.6%
ArcelorMittal, 6.13%, 6/01/18 (c)		1,900	2,018,750
Commercial Metals Co., 4.88%, 5/15/23 (c)		984	929,880
Novelis, Inc., 8.75%, 12/15/20 (c)		7,164	7,683,390
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(c)		1,140	1,212,675

			11,844,695
Multiline Retail — 0.3%
The Neiman Marcus Group Ltd. (b)(c):
8.00%, 10/15/21		927	959,445
8.75%, (8.75% Cash or 9.50% PIK), 10/15/21 (i)		963	1,006,335

			1,965,780
Oil, Gas & Consumable Fuels — 2.2%
Antero Resources Finance Corp., 5.38%, 11/01/21 (c)		284	276,900
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (c)		99	88,605
Chesapeake Energy Corp., 5.75%, 3/15/23 (c)		1,145	1,185,075
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)(c)		383	369,595
Kinder Morgan Energy Partners LP (c):
6.55%, 9/15/40		300	356,205
5.00%, 8/15/42		1,130	1,140,784
5.00%, 3/01/43		570	574,620
Kinder Morgan, Inc. (c):
5.63%, 11/15/23 (b)		486	534,135
4.30%, 6/01/25		2,355	2,458,877
MIE Holdings Corp., 6.88%, 2/06/18		2,000	1,275,000
Pacific Drilling SA, 5.38%, 6/01/20 (b)(c)		267	199,583
Pertamina Persero PT, 5.63%, 5/20/43 (b)(c)		2,000	1,975,000
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp. (c):
5.00%, 8/15/22	USD	91	$90,090
5.00%, 3/15/23		211	207,835
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (c)		297	299,970
Rosetta Resources, Inc., 5.63%, 5/01/21 (c)		3,286	3,097,055
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 (c)		752	779,260
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (c)		703	739,907
Whiting Petroleum Corp., 5.00%, 3/15/19 (c)		878	840,685

			16,489,181
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)(c)		385	397,994
Pharmaceuticals — 0.9%
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)(c)		718	785,470
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)(c)		1,094	1,110,410
Valeant Pharmaceuticals International, Inc. (b)(c):
6.75%, 8/15/18		1,807	1,922,196
6.75%, 8/15/21		1,276	1,342,990
5.63%, 12/01/21		1,182	1,214,505

			6,375,571
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP, 6.75%, 6/01/19 (c)		1,261	1,314,593
Real Estate Management & Development — 4.1%
Caifu Holdings Ltd., 8.75%, 1/24/20		3,000	2,800,680
Kaisa Group Holdings Ltd., 10.25%, 1/08/20		2,000	1,500,000
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	2,020,000
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(c)		4,360	3,948,416
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21	GBP	3,023	4,826,004
Series A6, 5.94%, 9/30/22		6,346	9,462,768
Realogy Corp., 7.63%, 1/15/20 (b)(c)	USD	2,454	2,634,860
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (c)		1,505	1,576,487

6	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (concluded)
Sparkle Assets Ltd., 6.88%, 1/30/20	USD	2,000	$2,000,000

			30,769,215
Road & Rail — 0.5%
The Hertz Corp. (c):
4.25%, 4/01/18		400	402,040
7.38%, 1/15/21		3,075	3,243,817

			3,645,857
Software — 0.7%
Infor US, Inc., 9.38%, 4/01/19 (c)		2,400	2,580,000
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(c)		1,605	1,621,050
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)(c)		1,220	1,302,350

			5,503,400
Specialty Retail — 0.2%
Party City Holdings, Inc., 8.88%, 8/01/20 (c)		623	672,840
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (c)		647	692,290

			1,365,130
Technology Hardware, Storage & Peripherals — 0.1%
Pacific Emerald Property Ltd., 9.75%, 7/25/18		1,000	1,050,000
Textiles, Apparel & Luxury Goods — 0.3%
Springs Industries, Inc., 6.25%, 6/01/21 (c)		1,434	1,376,640
The William Carter Co., 5.25%, 8/15/21 (c)		604	625,140

			2,001,780
Trading Companies & Distributors — 0.5%
Doric Nimrod Air Alpha 2013-1 Pass-Through Trust, 5.25%, 5/30/25 (b)(c)		2,739	2,862,346
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 5/30/21 (b)(c)		986	1,028,392

			3,890,738
Wireless Telecommunication Services — 4.0%
Crown Castle International Corp., 5.25%, 1/15/23 (c)		6,565	6,729,125
Digicel Ltd., 6.00%, 4/15/21 (b)(c)		5,000	4,687,500
Softbank Corp., 4.50%, 4/15/20 (b)(c)		1,500	1,500,000
Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Sprint Communications, Inc., 9.00%, 11/15/18 (b)(c)	USD	8,131	$9,370,977
Sprint Corp., 7.88%, 9/15/23 (c)		1,922	1,948,428
T-Mobile USA, Inc. (c):
6.63%, 4/28/21		3,820	3,966,115
6.73%, 4/28/22		945	979,256
6.84%, 4/28/23		610	635,925

			29,817,326
Total Corporate Bonds — 60.6%			453,201,485

Floating Rate Loan Interests (a)
Aerospace & Defense — 0.3%
TransUnion LLC, Term Loan, 4.00%, 4/09/21		1,930	1,901,804
Airlines — 0.4%
Delta Air Lines, Inc., 2016 Term Loan B2, 2.42%, 4/18/16		2,940	2,920,714
Auto Components — 0.3%
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		2,359	2,297,751
Chemicals — 0.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		88	86,714
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		45	44,992

			131,706
Commercial Services & Supplies — 0.4%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		632	612,636
ARAMARK Corp., Term Loan E, 3.25%, 9/07/19		437	430,280
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,928	1,895,232

			2,938,148
Communications Equipment — 0.2%
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19		1,915	1,894,305
Construction Materials — 0.3%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		2,480	2,454,948
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		593	577,688

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75%, 1/30/20	USD	490	$484,796
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		236	158,044

			642,840
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., 2020 Term Loan B, 4.00%, 1/15/20		2,275	2,253,206
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.25%, 4/29/20		295	288,037
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,615	1,595,967
Food Products — 0.2%
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		1,457	1,423,822
Health Care Equipment & Supplies — 0.1%
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		735	728,569
Health Care Providers & Services — 0.1%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/22/19		462	455,290
Hotels, Restaurants & Leisure — 3.4%
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,817	1,729,687
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, 6.16%, 8/04/19		6,500	6,500,000
Hilton Los Cabos, B-Note, 8.16%, 9/18/18		5,375	5,375,000
Hilton Orlando, Mezzanine A3, 6.41%, 8/01/16		7,250	7,250,000
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		2,318	2,287,657
MGM Resorts International, Term Loan A, 2.92%, 12/20/17		1,225	1,209,687
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		951	936,030

			25,288,061
Insurance — 0.8%
Dallas Design District, Mezzanine Term Loan, 6.86%, 11/09/16		4,000	4,000,000
Floating Rate Loan Interests (a)		Par (000)	Value
Insurance (concluded)
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.75%, 3/01/21	USD	1,990	$1,917,838

			5,917,838
IT Services — 0.4%
First Data Corp., 2018 Extended Term Loan, 3.67%, 3/23/18		3,000	2,942,820
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/08/20		227	225,649

			3,168,469
Machinery — 0.3%
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		883	863,328
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,144	1,069,133

			1,932,461
Media — 0.2%
Clear Channel Communications, Inc.:
Term Loan B, 3.82%, 1/29/16		36	35,760
Term Loan D, 6.92%, 1/30/19		675	628,611
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		491	483,568
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/07/20		700	688,310

			1,836,249
Oil, Gas & Consumable Fuels — 0.2%
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		1,179	715,264
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		683	663,012
Delayed Draw Term Loan, 4.25%, 5/06/20		36	35,402

			1,413,678
Pharmaceuticals — 0.1%
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		738	724,122
Real Estate Management & Development — 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20		879	864,894
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/20		491	483,918

8	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Specialty Retail — 0.1%
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19	USD	980	$957,891
Technology Hardware, Storage & Peripherals — 0.5%
Walton Portland Holdings VI LLC, Mezzanine Term Loan, 6.91%, 7/06/16		3,750	3,750,000
Total Floating Rate Loan Interests — 9.2%			68,842,376

Foreign Agency Obligations
Brazilian Government International Bond:
4.88%, 1/22/21		215	227,363
4.25%, 1/07/25		430	428,925
Cyprus Government International Bond, 4.63%, 2/03/20 (b)	EUR	2,950	3,300,264
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,415	3,888,145
Slovenia Government International Bond, 5.85%, 5/10/23 (b)(c)		766	905,856
Sri Lanka Government International Bond, 5.88%, 7/25/22		3,000	3,127,500
Total Foreign Agency Obligations — 1.6%			11,878,053

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 34.5%
Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.45%, 12/25/35 (a)(c)		4,540	3,957,764
Series 2005-9CB, Class 1A3, 0.62%, 5/25/35 (a)(c)		6,749	5,636,677
Series 2006-40T1, Class 2A5, 0.57%, 12/25/36 (a)		3,553	1,677,918
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		4,988	3,689,903
Series 2006-J7, Class 2A1, 2.17%, 11/20/36 (a)		10,521	7,484,881
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,844	2,242,561
Series 2006-OA10, Class 2A1, 0.36%, 8/25/46 (a)		9,818	7,420,944
Series 2006-OA14, Class 3A1, 0.96%, 11/25/46 (a)		15,863	11,837,246
Series 2006-OA16, Class A2, 0.36%, 10/25/46 (a)		11,539	9,767,966
Series 2006-OA18, Class A1, 0.29%, 12/25/46 (a)		6,973	6,026,919
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (concluded):
Series 2006-OA22, Class A1, 0.33%, 2/25/47 (a)	USD	5,957	$5,010,742
Series 2006-OA6, Class 1A1A, 0.38%, 7/25/46 (a)		12,584	9,243,815
Series 2006-OA8, Class 1A1, 0.36%, 7/25/46 (a)		4,072	3,286,352
Series 2007-12T1, Class A22, 5.75%, 6/25/37		7,932	6,632,213
Series 2007-12T1, Class A5, 6.00%, 6/25/37		3,849	3,272,511
Series 2007-22, Class 2A16, 6.50%, 9/25/37		13,054	10,522,954
Series 2007-23CB, Class A1, 6.00%, 9/25/37		11,955	10,375,343
Series 2007-4CB, Class 1A3, 0.52%, 4/25/37 (a)		7,681	5,664,806
Series 2007-OA2, Class 1A1, 0.95%, 3/25/47 (a)		7,553	5,605,367
Series 2007-OA6, Class A1A, 0.31%, 6/25/37 (a)		12,043	10,252,605
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.03%, 11/25/46 (a)		7,113	3,898,296
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.36%, 5/25/47 (a)		4,900	3,503,439
Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.39%, 7/20/36 (a)		2,624	2,438,028
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.36%, 2/25/36 (a)(c)		4,635	4,621,897
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, 0.41%, 3/25/36 (a)		15,648	13,094,329
Series 2007-J2, Class 2A1, 0.82%, 7/25/37 (a)		7,036	4,773,563
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		3,885	3,265,333
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.49%, 11/25/36 (a)		9,572	7,832,732
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.37%, 4/25/46 (a)		12,720	11,080,008
Fannie Mae Connecticut Avenue Securities, Class 1M2 (a):
Series 2014-C02, 2.77%, 5/25/24		10,000	8,872,220
Series 2014-C03, 3.17%, 7/25/24		15,000	13,444,620

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.39%, 6/25/37 (a)	USD	7,621	$6,431,722
GSR Mortgage Loan Trust (a):
Series 2005-AR3, Class 5A1, 2.67%, 5/25/35		3,885	3,765,152
Series 2005-AR6, Class 2A1, 2.73%, 9/25/35 (c)		2,682	2,692,751
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)(c)		5,000	5,134,545
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.40%, 5/26/37 (a)(b)		19,497	12,296,901
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (a)		10,149	5,631,723
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 0.77%, 8/25/36 (a)		8,829	3,565,149
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.40%, 2/25/36 (a)		4,441	3,585,999
WaMu Mortgage Pass-Through Certificates, Class 1A (a):
Series 2006-AR19, 0.85%, 1/25/47		3,311	2,709,851
Series 2007-OA4, 0.88%, 5/25/47		6,672	5,686,133

			257,933,878
Commercial Mortgage-Backed Securities — 17.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.86%, 9/15/18 (a)(b)		7,500	7,500,000
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.13%, 7/05/33 (a)(b)		2,000	2,067,820
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.12%, 11/15/44 (a)(c)		3,372	3,485,299
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.42%, 12/15/27 (a)(b)		5,000	5,003,230
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 (a)(b):
Class D, 2.92%, 6/15/31 (c)		3,000	2,981,235
Class E, 4.82%, 6/15/31 (c)		1,931	1,919,165
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
COMM 2014-FL5 Mortgage Trust, Series 2014-FL5, Class HFL1, 3.42%, 7/15/31 (a)(b)	USD	6,057	$5,814,126
Commercial Mortgage Pass-Through Certificates (a)(b):
Series 2007-C9, Class G, 5.80%, 12/10/49 (c)		5,120	5,050,419
Series 2013-FL3, Class MMHP, 3.77%, 10/13/28 (c)		4,000	4,001,492
Series 2013-LC13, Class D, 5.05%, 8/10/46 (c)		2,650	2,730,033
Series 2014-CR16, Class D, 4.91%, 4/10/47 (c)		2,000	1,953,328
Series 2014-KYO, Class F, 3.67%, 6/11/27		9,000	8,955,414
Series 2014-LC15, Class D, 4.94%, 4/10/47		3,000	2,959,728
Series 2014-PAT, Class E, 3.32%, 8/13/27		1,000	991,057
Series 2014-PAT, Class F, 2.61%, 8/13/27		3,000	2,838,576
Series 2014-PAT, Class G, 1.76%, 8/13/27		2,000	1,778,760
Commercial Mortgage Trust, Series 2007-GG11, Class AJ, 6.07%, 12/10/49 (a)(c)		2,000	2,109,550
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37 (c)		2,000	1,991,922
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.17%, 3/15/18 (a)(b)		6,000	6,002,400
GS Mortgage Securities Trust (a):
Series 2006-GG6, Class AJ, 5.52%, 4/10/38 (c)		5,000	5,134,800
Series 2006-GG6, Class C, 5.55%, 4/10/38 (c)		6,480	6,505,608
Series 2014-GSFL, Class D, 4.07%, 7/15/31 (b)(c)		1,325	1,318,950
Series 2014-GSFL, Class E, 6.12%, 7/15/31 (b)		1,000	979,825
JPMorgan Chase Commercial Mortgage Securities Trust (a)(b):
Series 2007-CB20, Class B, 6.17%, 2/12/51 (c)		1,000	1,012,097
Series 2014-CBMZ, Class M, 6.39%, 10/15/19		2,000	2,004,200
Series 2014-DSTY, Class E, 3.80%, 6/10/27		5,000	4,670,490

10	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust (a):
Series 2006-C4, Class AJ, 5.86%, 6/15/38 (c)	USD	5,000	$5,202,190
Series 2007-C2, Class AM, 5.49%, 2/15/40		5,000	5,289,030
Series 2007-C7, Class B, 6.25%, 9/15/45 (c)		871	893,667
London & Regional Debt Securitisation No. 2 PLC, Series 2, Class A, 3.56%, 10/15/15 (a)	GBP	3,260	4,968,933
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)	USD	5,000	4,938,990
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.42%, 8/27/24 (a)(b)		5,000	5,025,000
RBSSP Resecuritization Trust, Series 2013-5, Class 3A1, 0.53%, 1/26/36 (a)(b)		2,345	2,008,293
Talisman Finance PLC, Series 6, Class A, 0.25%, 10/22/16 (a)	EUR	4,545	5,109,861
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.94%, 2/15/51 (a)	USD	6,000	6,320,532

			131,516,020
Total Non-Agency Mortgage-Backed Securities — 52.1%			389,449,898

Preferred Securities
Capital Trusts
Banks — 3.9%
BNP Paribas SA, 7.20% (a)(b)(c)(h)		7,500	8,775,000
Fifth Third Bancorp, Series J, 4.90% (a)(c)(h)		3,000	2,910,000
HSBC Holdings PLC, 5.63% (a)(c)(h)		3,720	3,771,150
Lloyds Bank PLC, 12.00% (a)(b)(c)(h)		3,500	4,978,750
Wells Fargo & Co., Series S, 5.90% (a)(c)(h)		8,800	9,042,000

			29,476,900
Capital Markets — 0.9%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(c)(h)		6,067	5,638,518
Capital Trusts		Par (000)	Value
Capital Markets (concluded)
Credit Suisse Group AG, 6.25% (a)(b)(c)(h)	USD	1,035	$997,378

			6,635,896
Diversified Financial Services — 6.5%
Bank of America Corp., Series U, 5.20% (a)(c)(h)		1,750	1,671,250
Bank of America Corp., Series V, 5.13% (a)(c)(h)		7,965	7,780,809
Citigroup, Inc., 5.90% (a)(c)(h)		2,250	2,247,187
Citigroup, Inc., Series D, 5.35% (a)(c)(h)		3,700	3,511,300
General Electric Capital Corp., Series B, 6.25% (a)(c)(h)		5,000	5,510,000
JPMorgan Chase & Co., Series Q, 5.15% (a)(c)(h)		5,500	$5,307,500
JPMorgan Chase & Co., Series V, 5.00% (a)(c)(h)		2,500	2,475,000
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)		10,000	11,209,400
Morgan Stanley, Series H, 5.45% (a)(c)(h)		3,644	3,703,507
Societe Generale SA, 6.00% (a)(b)(c)(h)		5,540	5,094,307

			48,510,260
Electric Utilities — 1.1%
Electricite de France SA, 5.25% (a)(b)(c)(h)		7,500	7,875,000
Insurance — 4.8%
The Allstate Corp, 5.75%, 8/15/53 (a)(c)		2,000	2,126,250
AXA SA, 6.46% (a)(b)(c)(h)		10,000	10,662,500
Liberty Mutual Group, Inc., 7.80%, 3/07/87 (b)(c)		14,000	16,450,000
Voya Financial, Inc., 5.65%, 5/15/53 (a)(c)		1,090	1,095,450
XL Group PLC, Series E, 6.50% (a)(c)(h)		6,500	5,850,000

			36,184,200
Oil, Gas & Consumable Fuels — 0.5%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)(c)		3,248	3,434,760
Total Capital Trusts — 17.7%			132,117,016

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	11

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Aerospace & Defense — 0.4%
United Technologies Corp., 7.50% (j)	50,000	$2,997,000
Capital Markets — 1.4%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)	395,017	9,831,973
SCE Trust III, 5.750% (a)	23,730	649,490
Morgan Stanley, 6.88% (a)	100,000	2,692,000

		13,173,463
Diversified Financial Services — 0.6%
Citigroup, Inc., Series K, 6.88% (a)	75,000	2,016,000
Real Estate Investment Trusts (REITs) — 1.9%
Firstar Realty LLC, 0.00% (b)	10,000	12,506,250
SunTrust Real Estate Investment Corp., 0.00% (b)	15	1,861,570

		14,367,820
Total Preferred Stocks — 4.3%		32,554,283
Total Preferred Securities — 22.0%		164,671,299
Total Long-Term Investments (Cost — $1,298,332,541) — 175.2%		1,310,616,674
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (k)(l)	29,942,906	$29,942,906
Total Short-Term Securities (Cost — $29,942,906) — 4.0%		29,942,906
Options Purchased (Cost — $4,069) — 0.0%		225
Total Investments Before Options Written (Cost — $1,328,279,515*) — 179.2%		1,340,559,805
Options Written (Premiums Received — $1,631) — (0.0)%		(75)
Total Investments, Net of Options Written (Cost — $1,328,277,884) — 179.2%		1,340,559,730
Liabilities in Excess of Other Assets — (79.2)%		(592,438,200)

Net Assets — 100.0%		$748,121,530

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,325,538,097

Gross unrealized appreciation	$34,580,861
Gross unrealized depreciation	(19,559,153)

Net unrealized appreciation	$15,021,708

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$5,074,391	—

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Zero-coupon bond.

(g)	Amount is less than $500.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Convertible security.

12	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

(k)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at January 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,823,385	11,119,521	29,942,906	$$3,749

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

ADS	American Depositary Shares
BRL	Brazilian Real
BROIS	Brazilian Overnight Indexed Swap
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
KRW	South Korean Won
KORIBOR	Korean Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBOR	Mexican Interbank Offered Rate
MYR	Malaysian Ringgit
PIK	Payment-In-Kind
REMIC	Real Estate Mortgage Investment Conduit
USD	U.S. Dollar
ZAR	South African Rand

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.60%	2/4/14	Open	$4,837,500	$4,864,646
Deutsche Bank Securities, Inc.	0.60%	3/3/14	Open	2,225,000	2,237,321
Barclays Capital, Inc.	0.60%	4/7/14	Open	2,885,335	2,899,629
Deutsche Bank Securities, Inc.	0.50%	4/21/14	Open	1,940,000	1,947,698
Barclays Capital, Inc.	0.55%	5/7/14	Open	3,248,000	3,261,398
Deutsche Bank Securities, Inc.	0.60%	5/12/14	Open	1,095,000	1,099,836
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	276,000	277,210
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	264,000	265,157
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	508,000	510,227
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	617,000	619,705
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	597,000	599,617
UBS Securities LLC	0.40%	5/13/14	Open	5,061,000	5,075,789
UBS Securities LLC	0.45%	5/13/14	Open	7,397,000	7,421,318
UBS Securities LLC	0.50%	5/13/14	Open	7,707,000	7,735,152
UBS Securities LLC	0.50%	5/13/14	Open	5,837,000	5,858,321
UBS Securities LLC	0.55%	5/13/14	Open	4,748,000	4,767,078

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	13

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows: (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.55%	5/13/14	Open	2,810,000	2,821,291
UBS Securities LLC	0.55%	5/13/14	Open	1,815,000	1,822,293
UBS Securities LLC	0.55%	5/13/14	Open	9,085,000	9,121,504
UBS Securities LLC	0.55%	5/13/14	Open	8,988,000	9,024,114
UBS Securities LLC	0.60%	5/13/14	Open	2,713,000	2,724,892
Barclays Capital, Inc.	0.45%	5/14/14	Open	2,528,000	2,536,532
Barclays Capital, Inc.	0.45%	5/14/14	Open	10,141,000	10,185,282
Barclays Capital, Inc.	0.45%	5/14/14	Open	5,189,000	5,207,882
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,320,000	1,325,668
Barclays Capital, Inc.	0.60%	5/14/14	Open	6,086,000	6,112,576
Barclays Capital, Inc.	0.60%	5/14/14	Open	881,000	884,206
Barclays Capital, Inc.	0.60%	5/14/14	Open	950,000	954,148
Barclays Capital, Inc.	0.60%	5/14/14	Open	2,479,000	2,486,217
Barclays Capital, Inc.	0.60%	5/14/14	Open	2,129,000	2,137,522
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,483,000	1,489,476
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,222,000	1,227,158
Barclays Capital, Inc.	0.60%	5/14/14	Open	3,073,000	3,086,195
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,212,000	1,217,292
Barclays Capital, Inc.	0.60%	5/14/14	Open	793,000	796,463
Barclays Capital, Inc.	0.60%	5/14/14	Open	799,000	802,489
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,218,000	1,223,141
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,219,000	1,224,234
Barclays Capital, Inc.	0.60%	6/5/14	Open	1,037,177	1,041,343
Barclays Capital, Inc.	0.60%	6/6/14	Open	657,352	659,981
Barclays Capital, Inc.	0.60%	6/16/14	Open	2,038,000	2,045,778
Barclays Capital, Inc.	0.60%	6/16/14	Open	1,166,000	1,170,450
Barclays Capital, Inc.	0.60%	6/16/14	Open	892,000	895,404
Barclays Capital, Inc.	0.60%	6/16/14	Open	3,471,000	3,484,248
Deutsche Bank Securities, Inc.	0.60%	7/28/14	Open	2,475,000	2,482,755
Deutsche Bank Securities, Inc.	0.60%	7/28/14	Open	2,303,000	2,310,216
Deutsche Bank Securities, Inc.	0.60%	7/30/14	Open	1,421,250	1,425,656
Barclays Capital, Inc.	(1.75)%	8/22/14	Open	3,611,406	3,582,791
BNP Paribas Securities Corp.	0.36%	8/22/14	Open	2,245,000	2,246,212
BNP Paribas Securities Corp.	0.39%	8/22/14	Open	332,000	332,511
BNP Paribas Securities Corp.	0.39%	8/22/14	Open	688,000	689,059
BNP Paribas Securities Corp.	0.63%	8/22/14	Open	3,730,000	3,740,640
BNP Paribas Securities Corp.	0.63%	8/22/14	Open	362,000	363,033
BNP Paribas Securities Corp.	0.65%	8/22/14	Open	721,000	723,122
BNP Paribas Securities Corp.	0.57%	9/16/14	Open	6,219,000	6,232,490
BNP Paribas Securities Corp.	0.57%	9/16/14	Open	7,786,000	7,802,889
BNP Paribas Securities Corp.	0.57%	9/16/14	Open	7,417,000	7,433,089
RBC Capital Markets, LLC	0.34%	9/16/14	Open	518,700	519,371
RBC Capital Markets, LLC	0.65%	9/16/14	Open	2,075,000	2,080,133
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	1,084,000	1,086,186
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	2,755,000	2,760,556
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	706,000	707,424
Barclays Capital, Inc.	0.60%	10/29/14	Open	766,000	775,748
Barclays Capital, Inc.	0.60%	10/29/14	Open	234,000	234,558
Barclays Capital, Inc.	0.60%	10/29/14	Open	970,000	970,757
Barclays Capital, Inc.	0.60%	10/29/14	Open	323,000	323,955
Barclays Capital, Inc.	0.60%	10/29/14	Open	2,449,000	2,450,551

14	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows: (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.60%	10/29/14	Open	14,852,000	14,853,948
Barclays Capital, Inc.	0.60%	10/29/14	Open	1,001,000	1,003,543
Barclays Capital, Inc.	0.60%	10/29/14	Open	474,000	476,940
Barclays Capital, Inc.	0.60%	10/29/14	Open	642,000	645,139
Barclays Capital, Inc.	0.60%	10/29/14	Open	1,237,000	1,240,337
Barclays Capital, Inc.	0.60%	10/29/14	Open	781,000	785,330
Barclays Capital, Inc.	0.65%	10/29/14	Open	803,000	806,536
Barclays Capital, Inc.	0.65%	10/29/14	Open	927,000	930,933
Barclays Capital, Inc.	0.75%	10/29/14	Open	4,813,000	4,815,742
Credit Suisse Securities (USA) LLC	0.65%	10/29/14	Open	590,000	591,154
Credit Suisse Securities (USA) LLC	0.65%	10/29/14	Open	810,000	811,352
Credit Suisse Securities (USA) LLC	0.65%	10/29/14	Open	792,000	795,734
Barclays Capital, Inc.	0.60%	11/3/14	Open	521,213	521,995
Barclays Bank PLC	0.65%	11/14/14	Open	1,878,730	1,881,306
UBS Securities LLC	0.55%	11/25/14	Open	7,079,415	7,086,662
UBS Securities LLC	0.55%	12/9/14	Open	5,700,000	5,704,615
UBS Securities LLC	0.55%	12/9/14	Open	3,100,000	3,102,510
UBS Securities LLC	0.55%	12/9/14	Open	3,025,000	3,027,449
UBS Securities LLC	0.55%	12/9/14	Open	4,770,000	4,773,862
UBS Securities LLC	0.55%	12/9/14	Open	4,530,000	4,533,668
UBS Securities LLC	0.55%	12/9/14	Open	5,020,000	5,024,065
UBS Securities LLC	0.55%	12/9/14	Open	4,700,000	4,703,806
UBS Securities LLC	0.55%	12/9/14	Open	3,560,000	3,562,883
UBS Securities LLC	0.55%	12/9/14	Open	4,450,000	4,453,603
UBS Securities LLC	0.55%	12/9/14	Open	5,700,000	5,704,615
UBS Securities LLC	0.55%	12/9/14	Open	4,290,000	4,293,474
UBS Securities LLC	0.55%	12/9/14	Open	4,940,000	4,944,000
UBS Securities LLC	0.55%	12/9/14	Open	5,980,000	5,984,842
UBS Securities LLC	0.55%	12/9/14	Open	4,190,000	4,193,393
UBS Securities LLC	0.55%	12/9/14	Open	4,320,000	4,323,498
UBS Securities LLC	0.55%	12/9/14	Open	10,552,000	10,560,544
Barclays Bank PLC	0.65%	12/17/14	Open	4,269,000	4,272,391
Barclays Bank PLC	0.85%	12/17/14	Open	1,445,000	1,446,501
Barclays Bank PLC	0.95%	12/17/14	Open	2,291,000	2,293,660
Barclays Capital, Inc.	0.40%	12/17/14	Open	5,942,000	5,967,947
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,778,000	1,779,363
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	67,000	67,050
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	140,000	140,105
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	510,000	510,383
UBS Securities LLC	0.38%	12/17/14	Open	8,558,000	8,562,155
UBS Securities LLC	0.38%	12/17/14	Open	287,219	287,358
UBS Securities LLC	0.55%	12/17/14	Open	10,075,000	10,081,773
UBS Securities LLC	0.60%	12/17/14	Open	2,287,500	2,289,178
UBS Securities LLC	0.65%	12/17/14	Open	2,628,750	2,630,838
UBS Securities LLC	0.65%	12/17/14	Open	576,469	576,948
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	87,000	87,065
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	104,000	104,078
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,660,000	2,661,995
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,861,000	1,862,396
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,608,000	2,609,956
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,950,000	1,951,463

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	15

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows: (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	167,000	167,125
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,371,000	2,372,778
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	727,000	727,545
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	869,000	869,652
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	351,000	351,263
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,463,000	1,464,097
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,633,000	2,634,975
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,228,000	2,229,671
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	638,000	638,479
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,041,000	1,041,781
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,009,000	1,009,757
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	893,000	893,670
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	243,000	243,182
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	625,000	625,469
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	578,000	578,434
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	179,000	179,134
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	232,000	232,174
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,341,000	2,342,756
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,231,000	1,231,923
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,504,000	1,505,128
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	300,000	300,225
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,998,000	1,999,499
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,639,000	2,640,979
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	406,000	406,304
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	154,000	154,115
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,236,000	2,237,677
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	243,000	243,182
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	608,000	608,456
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,444,000	1,445,083
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	715,000	715,536
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	107,000	107,080
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,472,000	2,473,854
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	6,450,000	6,454,838
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,872,000	1,873,404
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	334,000	334,250
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	617,000	617,463
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,957,000	2,959,218
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	475,000	475,356
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	79,000	79,059
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	215,000	215,161
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,143,000	1,143,857
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,446,000	2,447,835
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	994,000	994,746
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	905,000	905,679
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	192,000	192,144
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,737,000	2,739,053
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,051,000	2,052,538
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,331,000	1,331,998
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	91,000	91,068
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,673,000	1,674,255
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	670,000	670,503

16	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows: (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,021,000	3,023,266
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	288,000	288,216
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	549,000	549,412
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	821,000	821,616
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,835,000	2,837,126
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	360,000	360,270
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	559,000	559,419
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	597,000	597,448
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	705,000	705,529
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,091,000	3,093,318
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,471,000	2,472,853
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,905,000	1,906,429
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,882,000	2,884,162
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	119,000	119,089
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	850,000	850,638
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	662,000	662,497
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,535,000	1,536,151
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	4,812,000	4,815,609
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,554,000	1,555,166
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	617,000	617,463
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,429,000	1,430,072
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	227,000	227,170
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	246,000	246,184
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,872,000	2,874,154
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	618,000	618,464
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,722,000	3,724,792
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,787,000	2,789,090
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,212,000	1,212,909
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,315,000	1,315,986
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,867,000	2,869,150
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	589,000	589,442
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,447,000	2,448,835
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,960,000	1,961,470
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	374,000	374,280
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,400,000	3,402,550
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	131,000	131,098
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	143,000	143,107
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,829,000	1,830,372
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	623,000	623,467
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	613,000	613,460
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,602,000	1,603,202
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,441,000	1,442,081
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	767,000	767,575
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	185,000	185,139
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	710,000	710,533
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	618,000	618,464
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,794,000	1,795,346
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	417,000	417,313
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	609,000	609,457
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	368,000	368,276
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,081,000	1,081,811

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	17

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows: (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	250,000	250,187
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	823,000	823,617
Deutsche Bank Securities, Inc.	0.50%	12/18/14	Open	3,385,000	3,387,069
Deutsche Bank Securities, Inc.	0.50%	12/18/14	Open	786,000	786,480
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	1,337,000	1,337,980
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	4,682,000	4,685,433
HSBC Securities (USA) Inc.	0.40%	12/18/14	Open	2,789,510	2,790,873
BNP Paribas Securities Corp.	0.39%	12/19/14	Open	8,020,000	8,023,823
Deutsche Bank Securities, Inc.	0.60%	12/23/14	Open	296,000	296,197
Deutsche Bank Securities, Inc.	0.60%	12/31/14	Open	151,000	151,081
Deutsche Bank Securities, Inc.	0.60%	12/31/14	Open	179,000	179,095
BNP Paribas Securities Corp.	1.17%	1/2/15	Open	8,293,000	8,300,262
Barclays Capital, Inc.	1.52%	1/5/15	Open	27,688,580	27,720,103
JPMorgan Securities LLC	1.32%	1/7/15	Open	2,564,000	2,566,344
Barclays Capital, Inc.	1.52%	1/8/15	Open	8,293,500	8,301,534
Barclays Capital, Inc.	1.52%	1/8/15	Open	8,653,868	8,662,617
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	3,130,000	3,132,332
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	1,550,000	1,551,155
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	785,000	785,585
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	809,000	809,603
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	1,657,000	1,658,235
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	1,957,000	1,958,458
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	1,921,000	1,922,431
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	761,000	761,567
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	2,420,000	2,421,803
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	1,145,000	1,145,853
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	2,589,000	2,590,929
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	3,327,000	3,329,479
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	789,000	789,588
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	1,795,000	1,796,337
BNP Paribas Securities Corp.	1.17%	1/8/15	Open	1,355,000	1,356,010
BNP Paribas Securities Corp.	1.17%	1/9/15	Open	5,693,000	5,696,690
JPMorgan Securities LLC	1.42%	1/12/15	Open	1,949,063	1,950,596
Deutsche Bank Securities, Inc.	0.60%	1/12/15	Open	420,000	420,140
JPMorgan Securities LLC	1.32%	1/14/15	Open	2,546,000	2,547,678
JPMorgan Securities LLC	1.42%	1/14/15	Open	2,511,000	2,512,781
Barclays Capital, Inc.	0.60%	1/14/15	Open	1,012,000	1,012,304
Barclays Capital, Inc.	1.52%	1/20/15	Open	10,438,164	10,443,448
Deutsche Bank Securities, Inc.	0.48%	1/28/15	Open	3,520,700	3,520,888
Total				$607,359,399	$608,322,583

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

18	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(400)	2-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	USD	87,906,250	$(237,961)
(5)	90 Day Euro Future	Chicago Mercantile	December 2016	USD	1,233,188	(5,070)
(3)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	USD	392,625	(7,080)
45	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	March 2015	USD	8,052,188	545,823
Total						$295,712

•	As of January 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	240,000	MYR	868,680	BNP Paribas Securities Corp	2/09/15	$713
USD	246,000	ZAR	2,841,632	BNP Paribas Securities Corp	2/13/15	2,366
USD	592,000	ZAR	6,832,363	Royal Bank of Scotland PLC	2/13/15	6,212
ZAR	1,690,022	USD	147,000	BNP Paribas Securities Corp	2/13/15	(2,102)
ZAR	2,119,132	USD	183,000	BNP Paribas Securities Corp	2/13/15	(1,311)
ZAR	895,916	USD	78,000	BNP Paribas Securities Corp	2/13/15	(1,187)
USD	106,667	CLP	66,917,762	Credit Suisse Securities (USA) LLC	2/17/15	1,211
USD	133,333	MYR	478,000	JPMorgan Chase Bank N.A.	2/17/15	1,829
USD	66,667	MYR	239,200	Standard Chartered Bank	2/17/15	859
USD	300,000	BRL	800,400	Goldman Sachs International	3/03/15	4,022
EUR	667,000	USD	752,822	BNP Paribas Securities Corp	4/21/15	1,416
USD	7,093,638	EUR	6,147,000	Citibank N.A.	4/21/15	142,667
USD	31,524,631	GBP	20,782,000	Bank of America N.A	4/21/15	239,284
Total						$395,979

•	As of January 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Eurodollar 1-Year Mid-Curve Option	Put	USD 98.75	3/13/15	12	$225

•	As of January 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Eurodollar 1-Year Mid-Curve Option	Put	USD 98.50	3/13/15	12	$(75)

•	As of January 31, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America Investment Grade, Series 23, Version 1	1.00%	Chicago Mercantile	12/20/19	$502	$501

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	19

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	As of January 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
2.72%[1]	3-month LIBOR	Chicago Mercantile	9/19/24	USD	350	$(29,261)
2.30%[1]	3-month LIBOR	Chicago Mercantile	12/03/24	USD	160	(7,279)
2.31%[1]	3-month LIBOR	Chicago Mercantile	12/03/24	USD	370	(17,140)
Total						$(53,680)

[1] Trust pays the fixed rate and receives the floating rate.

•	As of January 31, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	Citibank N.A	3/20/20	USD 257	$12,920	$13,780	$(860)
Republic of South Africa	1.00%	Citibank N.A	3/20/20	USD 259	13,021	12,659	362
Republic of Turkey	1.00%	Citibank N.A	3/20/20	USD 750	30,727	28,995	1,733
Total					$56,668	$55,434	$1,235

•	As of January 31, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Received	Unrealized Appreciation
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB+	USD 10,000	$532,442	$(499,222)	$1,031,663
[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of January 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.98%	1-Day BROIS	Deutsche Bank A.G.	7/01/15	BRL 11,583	$(13,235)	$(158)	$(13,077)
11.15%	1-Day BROIS	Deutsche Bank A.G.	1/04/16	BRL 12,096	(64,109)	(135)	(63,974)
12.11%	1-Day BROIS	Deutsche Bank A.G.	1/02/18	BRL 1,164	(1,711)	(49)	(1,663)
12.08%	1-Day BROIS	Deutsche Bank A.G.	1/02/18	BRL 2,000	(3,273)	—	(3,273)
6.28%	1-month MXIBOR	Citibank N.A.	9/05/24	MXN 5,400	23,781	(70)	23,852
5.84%	1-month MXIBOR	Goldman Sachs International	11/19/24	MXN 5,500	11,545	(63)	11,609
2.38%	3-month KORIBOR	Citibank N.A.	12/03/24	KRW 194,000	4,490	(12)	4,501
2.09%	3-month KORIBOR	Deutsche Bank A.G.	1/30/25	KRW 300,000	(374)	1	(375)
Total					$(42,886)	$(486)	$(42,400)

20	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$210,405,923	$12,167,640	$222,573,563
Corporate Bonds	—	449,253,069	3,948,416	453,201,485
Floating Rate Loan Interests	—	41,389,688	27,452,688	68,842,376
Foreign Agency Obligations	—	11,878,053	—	11,878,053
Non-Agency Mortgage-Backed Securities	—	362,301,378	27,148,520	389,449,898
Preferred Securities	$18,186,463	146,484,836	—	164,671,299
Short-Term Securities	29,942,906	—	—	29,942,906
Options purchased	225	—	—	225

Total	$48,129,594	$1,221,712,947	$70,717,264	$1,340,559,805

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$1,034,259	—	$1,034,259
Foreign currency exchange contracts	—	400,579	—	400,579
Interest rate contracts	$545,823	39,962	—	585,785
Liabilities:
Credit contracts	—	(860)	—	(860)
Foreign currency exchange contracts	—	(4,600)	—	(4,600)
Interest rate contracts	(250,186)	(136,042)	—	(386,228)

Total	$295,637	$1,333,298	—	$1,628,935

[1] Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument, and options written are shown at value.

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015	21

Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face amount, including accrued interest, for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,592,185	—	—	$4,592,185
Cash pledged as collateral for reverse repurchase agreements	4,808,529	—	—	4,808,529
Cash pledged for centrally cleared swaps	45,000	—	—	45,000
Cash pledged for financial futures contracts	192,000	—	—	192,000
Foreign currency at value	1,049,459	—	—	1,049,459
Liabilities:
Cash received as collateral for OTC derivatives	—	$(660,000)	—	(660,000)
Reverse repurchase agreements	—	(608,322,583)	—	(608,322,583)

Total	$10,687,173	$(608,982,583)	—	$(598,295,410)

During the period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of October 31, 2014	$12,930,162	$4,353,024	$26,369,600	$24,087,773	$67,740,559
Transfers into Level 3[1]	—	—	580,142	4,000,000	4,580,142
Transfers out of Level 3[2]	(2,591,875)	—	—	(4,595,625)	(7,187,500)
Accrued discounts/premiums	4,484	—	633	72,127	77,244
Net realized gain (loss)	89,392	—	16,841	179,169	285,402
Net change in unrealized appreciation/depreciation[3]	(76,268)	(404,608)	(36,187)	(16,483)	(533,546)
Purchases	3,755,000	—	4,000,000	5,814,126	13,569,126
Sales	(1,943,255)	—	(3,478,341)	(2,392,567)	(7,814,163)

Closing Balance, as of January 31, 2015	$12,167,640	$3,948,416	$27,452,688	$27,148,520	$70,717,264

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015[3]	$15,250	$(404,608)	$(1,587)	$(16,483)	$(407,428)

[1]    As of October 31, 2014, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2015, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,580,142 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of October 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,187,500 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date: March 25, 2015